BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS - Financial Information for Discontinued Operations (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RESULTS OF DISCONTINUED OPERATIONS
Earnings (loss) from discontinued operations, net of taxes	$ 427,000,000	$ 409,000,000	$ 264,000,000	$ 101,000,000	$ 250,000,000	$ 935,000,000	$ (198,000,000)	$ (2,457,000,000)	$ 1,202,000,000	$ (1,469,000,000)	$ 11,870,000,000
Assets
Current receivables	115,000,000				148,000,000				115,000,000	148,000,000
Discontinued operations
RESULTS OF DISCONTINUED OPERATIONS
Total revenues									18,457,000,000	17,717,000,000	18,001,000,000
Cost of equipment and services sold									(11,265,000,000)	(10,918,000,000)	(13,284,000,000)
Other income, costs and expenses									(5,651,000,000)	(3,572,000,000)	(3,596,000,000)
Earnings (loss) of discontinued operations before income taxes									1,541,000,000	3,227,000,000	1,122,000,000
Benefit (provision) for income taxes									(553,000,000)	(856,000,000)	(355,000,000)
Earnings (loss) of discontinued operations, net of taxes									988,000,000	2,371,000,000	767,000,000
Gain (loss) on disposal before income taxes									64,000,000	(3,234,000,000)	12,342,000,000
Benefit (provision) for income taxes									150,000,000	(606,000,000)	(1,238,000,000)
Gain (loss) on disposal, net of taxes									213,000,000	(3,841,000,000)	11,103,000,000
Earnings (loss) from discontinued operations, net of taxes									1,202,000,000	(1,469,000,000)	11,870,000,000
Assets
Cash, cash equivalents and restricted cash	2,627,000,000				1,332,000,000				2,627,000,000	1,332,000,000
Current receivables	3,361,000,000				3,304,000,000				3,361,000,000	3,304,000,000
Inventories, including deferred inventory costs	2,512,000,000				2,308,000,000				2,512,000,000	2,308,000,000
Goodwill	12,799,000,000				12,879,000,000				12,799,000,000	12,879,000,000
Other intangible assets - net	1,520,000,000				1,847,000,000				1,520,000,000	1,847,000,000
Contract and other deferred assets	854,000,000				637,000,000				854,000,000	637,000,000
Financing receivables held for sale (Polish mortgage portfolio)	1,200,000,000				1,816,000,000				1,200,000,000	1,816,000,000
Property, plant, and equipment - net	2,379,000,000				2,413,000,000				2,379,000,000	2,413,000,000
All other assets	2,109,000,000				2,230,000,000				2,109,000,000	2,230,000,000
Deferred income taxes	2,528,000,000				2,640,000,000				2,528,000,000	2,640,000,000
Assets of businesses held for sale	31,890,000,000				31,406,000,000				31,890,000,000	31,406,000,000
Liabilities
Accounts payable and equipment project payables	3,487,000,000				2,953,000,000				3,487,000,000	2,953,000,000
Progress collections and deferred income	2,499,000,000				2,450,000,000				2,499,000,000	2,450,000,000
Long-term borrowings	8,273,000,000				44,000,000				8,273,000,000	44,000,000
Non-current compensation and benefits	5,658,000,000				7,542,000,000				5,658,000,000	7,542,000,000
All other liabilities	4,556,000,000				4,452,000,000				4,556,000,000	4,452,000,000
Liabilities of businesses held for sale	24,474,000,000				17,442,000,000				24,474,000,000	17,442,000,000
Discontinued operations | GE HealthCare
RESULTS OF DISCONTINUED OPERATIONS
Total revenues									18,457,000,000	17,717,000,000	18,001,000,000
Cost of equipment and services sold									(11,265,000,000)	(10,520,000,000)	(10,729,000,000)
Other income, costs and expenses									(4,842,000,000)	(4,965,000,000)	(5,182,000,000)
Earnings (loss) of discontinued operations before income taxes									2,350,000,000	2,233,000,000	2,090,000,000
Benefit (provision) for income taxes									(521,000,000)	(521,000,000)	(443,000,000)
Earnings (loss) of discontinued operations, net of taxes									1,829,000,000	1,711,000,000	1,647,000,000
Gain (loss) on disposal before income taxes									6,000,000	12,000,000	12,373,000,000
Benefit (provision) for income taxes									11,000,000	2,000,000	(1,237,000,000)
Gain (loss) on disposal, net of taxes									17,000,000	14,000,000	11,135,000,000
Earnings (loss) from discontinued operations, net of taxes									1,846,000,000	1,726,000,000	12,782,000,000
Assets
Assets of businesses held for sale	28,998,000,000				28,229,000,000				28,998,000,000	28,229,000,000
Liabilities
Liabilities of businesses held for sale	$ 23,337,000,000				$ 16,555,000,000				23,337,000,000	16,555,000,000
Discontinued operations | GECAS
RESULTS OF DISCONTINUED OPERATIONS
Total revenues									0	0	0
Cost of equipment and services sold									0	(398,000,000)	(2,555,000,000)
Other income, costs and expenses									0	1,992,000,000	1,781,000,000
Earnings (loss) of discontinued operations before income taxes									0	1,594,000,000	(773,000,000)
Benefit (provision) for income taxes									0	(258,000,000)	(13,000,000)
Earnings (loss) of discontinued operations, net of taxes									0	1,336,000,000	(786,000,000)
Gain (loss) on disposal before income taxes									(18,000,000)	(3,312,000,000)	0
Benefit (provision) for income taxes									139,000,000	(570,000,000)	0
Gain (loss) on disposal, net of taxes									121,000,000	(3,882,000,000)	0
Earnings (loss) from discontinued operations, net of taxes									121,000,000	(2,546,000,000)	(786,000,000)
Depreciation and amortization									0	359,000,000	2,545,000,000
Discontinued operations | Bank BPH & Other
RESULTS OF DISCONTINUED OPERATIONS
Total revenues									0	0	0
Cost of equipment and services sold									0	0	0
Other income, costs and expenses									(808,000,000)	(599,000,000)	(195,000,000)
Earnings (loss) of discontinued operations before income taxes									(808,000,000)	(599,000,000)	(195,000,000)
Benefit (provision) for income taxes									(32,000,000)	(77,000,000)	101,000,000
Earnings (loss) of discontinued operations, net of taxes									(841,000,000)	(676,000,000)	(93,000,000)
Gain (loss) on disposal before income taxes									75,000,000	65,000,000	(31,000,000)
Benefit (provision) for income taxes									0	(38,000,000)	(1,000,000)
Gain (loss) on disposal, net of taxes									75,000,000	27,000,000	(32,000,000)
Earnings (loss) from discontinued operations, net of taxes									$ (765,000,000)	$ (648,000,000)	$ (125,000,000)